INVENTORIES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Inventories

	December 31, 2021	December 31, 2020
Finished goods	$95.2	$74.4
Ore stockpiles	33.6	80.1
Mine supplies	173.3	172.8
	302.1	327.3
Non-current ore stockpiles	124.1	198.3
	$426.2	$525.6
For the year ended December 31, 2021, the Company recognized a net realizable value write-down in finished goods amounting to $28.1 million (December 31, 2020 - $nil).
For the year ended December 31, 2021, the Company recognized a net realizable value write-down in current ore stockpiles amounting to $9.4 million (December 31, 2020 - $nil) and non-current ore stockpiles amounting to $101.1 million (December 31, 2020 - $nil).
For the year ended December 31, 2021, the Company recognized a write-down in mine supplies inventories amounting to $4.9 million (December 31, 2020 - $5.7 million).